Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment information
Segment Information

The Brink’s Company offers transportation and logistics management services for cash and valuables throughout the world. These services include:

•	CIT Services – armored vehicle transportation of valuables

•	ATM Services – replenishing and maintaining customers’ automated teller machines; providing network infrastructure services

•	Global Services – secure international transportation of valuables

•	Cash Management Services

◦	Currency and coin counting and sorting; deposit preparation and reconciliations; other cash management services

◦	Safe and safe control device installation and servicing (including our patented CompuSafe® service)

◦	Check and cash processing services for banking customers (“Virtual Vault Services”)

◦	Check imaging services for banking customers

•
Payment Services – bill payment and processing services on behalf of utility companies and other billers at any of our Brink’s or Brink’s operated payment locations in Latin America and Brink’s Money™ general purpose reloadable prepaid cards and payroll cards in the U.S.

•	Commercial Security Systems – design and installation of security systems in designated markets in Europe.

•
Guarding Services – protection of airports, offices, and certain other locations in Europe and Brazil with or without electronic surveillance, access control, fire prevention and highly trained patrolling personnel

We identify our operating segments based on how our chief operating decision maker (“CODM”) allocates resources, assesses performance and makes decisions.  Our CODM is our President and Chief Executive Officer.  Our CODM evaluates performance and allocates resources to each operating segment based on operating profit or loss, excluding income and expenses not allocated to segments.

We currently serve customers in more than 100 countries, including 40 countries where we operate subsidiaries.

During the first quarter of 2017, we implemented changes to our organizational and management structure that resulted in changes to our operating segments for financial reporting purposes. Through the fiscal year ended December 31, 2016, our business was reported in nine operating segments: U.S., France, Mexico, Brazil, Canada, Latin America, EMEA, Asia and Payment Services. Changes in our management reporting structure during the first quarter of 2017 required us to conduct an assessment in accordance with ASC Topic 280, Segment Reporting, to determine our operating segments.

As a result of this assessment, we now have the following operating segments:

•	North America

•	South America

•	Rest of World (ROW).

Previously disclosed information for all periods presented has been revised to reflect our new segment structure.

	Revenues			Operating Profit (Loss)
	Years Ended December 31,			Years Ended December 31,
(In millions)	2016	2015	2014	2016	2015	2014
Reportable Segments:
North America	$1,210.3	1,224.0	1,296.9	$40.1	45.6	40.3
South America	718.7	719.3	839.9	120.4	102.1	87.8
Rest of World	979.4	1,033.6	1,213.7	109.9	100.8	116.6
Total reportable segments	2,908.4	2,976.9	3,350.5	270.4	248.5	244.7
Reconciling Items:
Corporate items:
General, administrative and other expenses	—	—	—	(59.8)	(81.0)	(110.8)
Foreign currency transaction losses	—	—	—	3.8	(8.8)	(2.6)
Reconciliation of segment policies to GAAP	—	—	—	(2.2)	4.6	(2.3)
Other items not allocated to segments:
Venezuela operations	109.4	84.5	211.8	18.5	(45.6)	(94.8)
Reorganization and Restructuring	—	—	—	(30.3)	(15.3)	(21.8)
Acquisitions and dispositions	2.8	—	—	(15.9)	(6.0)	49.4
Share-based compensation adj.	—	—	—	—	—	(2.4)
Total	$3,020.6	3,061.4	3,562.3	$184.5	96.4	59.4

See "Other Items Not Allocated to Segment" on pages 11–13 to the consolidated financial statements for explanations of each of the other items not allocated to segments.

	Years Ended December 31,
(In millions)	2016	2015	2014

Capital Expenditures by Business Segment
North America	$42.0	37.1	50.8
South America	24.0	21.4	32.5
Rest of World	32.2	31.3	30.9
Total reportable segments	98.2	89.8	114.2
Corporate items	9.0	7.0	16.5
Venezuela	5.0	4.3	5.4
Total	$112.2	101.1	136.1

Depreciation and Amortization by Business Segment
Depreciation and amortization of property and equipment:
North America	$66.8	70.1	77.9
South America	19.0	19.5	23.2
Rest of World	29.8	30.9	36.1
Total reportable segments	115.6	120.5	137.2
Corporate items	10.9	11.3	9.7
Venezuela	0.7	3.9	9.5
2016 Restructuring	0.8	—	—
Depreciation and amortization of property and equipment	128.0	135.7	156.4

South America	2.2	2.5	3.2
Rest of World	1.4	1.7	2.3
Amortization of intangible assets	3.6	4.2	5.5
Total	$131.6	139.9	161.9

	December 31,
(In millions)	2016	2015	2014

Assets held by Reportable Segment
North America	$629.4	638.4	680.2
South America	371.4	315.0	416.9
Rest of World	621.8	614.0	661.9
Total reportable segments	1,622.6	1,567.4	1,759.0
Corporate items	321.3	332.4	326.8
Venezuela	50.9	46.9	106.2
Total	$1,994.8	1,946.7	2,192.0

Long-Lived Assets by Geographic Area(a)
Non-U.S.:
France	$67.5	68.1	75.7
Mexico	78.1	93.2	114.4
Brazil	45.3	34.0	47.9
Canada	42.4	38.9	47.9
Other	127.2	122.7	175.5
Subtotal	360.5	356.9	461.4
U.S.	170.5	192.1	208.1
Total	$531.0	549.0	669.5

(a)	Long-lived assets include only property and equipment.

	Years Ended December 31,
(In millions)	2016	2015	2014

Revenues by Geographic Area(a)
Outside the U.S.:
France	$424.5	431.5	517.4
Mexico	296.3	333.7	388.5
Brazil	344.9	336.4	442.3
Canada	150.2	153.7	179.7
Other	1,040.9	1,069.6	1,305.8
Subtotal	2,256.8	2,324.9	2,833.7
U.S.	763.8	736.5	728.6
Total	$3,020.6	3,061.4	3,562.3

(a)	Revenues are recorded in the country where service is initiated or performed. No single customer represents more than 10% of total revenue.

	December 31,
(In millions)	2016	2015	2014

Net assets outside the U.S.
France	$102.1	87.1	96.3
Other Rest of World countries	205.0	221.2	215.3
Mexico	86.1	86.1	88.4
Brazil	106.3	87.9	111.1
Other South American countries	127.0	115.2	182.4
Canada	57.6	50.3	53.4
Total	$684.1	647.8	746.9

(In millions)	2016	2015	2014

Information about Unconsolidated Equity Affiliates held by Rest of World:
Carrying value of investments and advances at December 31	$3.5	4.9	2.7
Undistributed earnings at December 31	2.5	2.2	1.1
Share of equity earnings (loss)	(1.5)	0.5	0.5

In 2016, Brink's recorded an impairment charge of $1.8 million related to an equity investment in a BGS business in Belgium. In 2014, Brink’s sold an equity investment in a CIT business in Peru.  The equity earnings from this investment in Peru were $3.8 million in 2014.